RELATED PARTY TRANSACTIONS	12 Months Ended
Sep. 30, 2021
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 9 – RELATED PARTY TRANSACTIONS

Net amounts due to related parties consisted of the following as of September 30, 2021 and 2020:

		As of September 30,
Accounts	Name of related parties	2021	2020
Related party payables	Shareholder, HUANG Jian Cong	$974,216	$1,187,339
Related party payables	Other Affiliates of the Company	98,119	128,464
Due from Related Parties	Other Affiliates of the Company	—	47,135

This represented unsecured and interest free borrowings between the Company and Huang Jiancong and other related parties to the Company. For the years end September 30, 2021 and 2020, the Company had outstanding loans with total amount of $974,216 and $1,187,339 from its shareholder, HUANG Jian Cong. As of September 30, 2020 the Company had outstanding amount due from one related party with an amount of $47,135, which was fully collected during fiscal year 2021.